Long-Term Debt - 8.125% Senior Notes Due May 2025 (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Net proceeds from borrowings transferred		$ 44,720,000	$ 49,176,000	$ 532,578,000
Senior Notes | 8.125% senior notes due May 2025
Debt Instrument [Line Items]
Interest rate, stated percentage	8.125%	8.125%
EESLP And EES Finance Corp. | Senior Notes | 8.125% senior notes due May 2025
Debt Instrument [Line Items]
Debt instrument, face amount	$ 375,000,000
Proceeds from issuance of unsecured debt	$ 367,100,000
Debt instrument, registration period (no later than)	400 days
Debt instrument, redemption price, percentage	108.125%
Debt instrument, minimum principal amount required to remain outstanding after redemption, percentage	65.00%
Debt instrument, maximum period between redemption and closing of equity offering	180 days
EESLP And EES Finance Corp. | Senior Notes | 8.125% senior notes due May 2025 | Twelve-Month Period Beginning On May 1, 2020
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage	106.094%
EESLP And EES Finance Corp. | Senior Notes | 8.125% senior notes due May 2025 | Twelve-Month Period Beginning On May 1, 2021
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage	104.063%
EESLP And EES Finance Corp. | Senior Notes | 8.125% senior notes due May 2025 | Twelve-Month Period Beginning On May 1, 2022
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage	102.031%
EESLP And EES Finance Corp. | Senior Notes | 8.125% senior notes due May 2025 | Twelve-Month Period Beginning On May 1, 2023
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage	100.00%
Archrock, Inc.
Debt Instrument [Line Items]
Net proceeds from borrowings transferred		$ 19,700,000	$ 49,200,000
Archrock, Inc. | EESLP And EES Finance Corp. | Credit Agreement
Debt Instrument [Line Items]
Net proceeds from borrowings transferred	$ 25,000,000
Maximum | EESLP And EES Finance Corp. | Senior Notes | 8.125% senior notes due May 2025
Debt Instrument [Line Items]
Debt instrument, debt that may be redeemed with net proceeds of equity offerings, percentage	35.00%